PRINCIPAL ACTIVITIES AND ORGANIZATION (Reorganization - Narrative) (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 26, 2015 USD ($)	Aug. 26, 2015 CNY (¥)	Mar. 14, 2007	May. 31, 2014	Mar. 31, 2016 USD ($)	Dec. 31, 2015 item	Mar. 31, 2016 CNY (¥)	Jan. 31, 2016	Nov. 26, 2015 CNY (¥)	Sep. 01, 2013	May. 11, 2012
Dr. Vincent Wenyong Shi [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Percent of equity interests acquired					22.00%		22.00%
Total consideration					$ 135,518		¥ 880,000
Expects receive percentage of total consideration within 60 business days					50.00%
Specific percentage of total consideration to be receive term					60 days
Remaining total consideration percentage that due upon satisfaction of certain conditions					50.00%
Best Partners [Member]
Reorganization [Line Items]
Percentage of equity interests acquired										100.00%
Beijing Technology [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Percentage of equity interests acquired								78.00%
Beijing Jinxin [Member]
Reorganization [Line Items]
Ownership						6.00%
Xinjiang NQ Mobile [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Percentage of equity interests acquired					78.00%		78.00%
Xinjiang NQ Mobile [Member] | Dr. Vincent Wenyong Shi [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Percentage of equity interests acquired								22.00%
NationSky [Member]
Reorganization [Line Items]
Percentage of equity interests acquired											55.00%
Total consideration from disposal of group | ¥									¥ 510,000
GEMA International AG [Member] | NationSky [Member]
Reorganization [Line Items]
Divestment percentage									100.00%
NQ Mobile [Member]
Reorganization [Line Items]
Incorporation date						Mar. 14, 2007
NQ Mobile [Member] | RPL [Member]
Reorganization [Line Items]
Ownership			100.00%
Beijing Technology [Member]
Reorganization [Line Items]
Operations commenced date						Oct. 21, 2005
Beijing Technology [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Percent of equity interests acquired								78.00%
FL Mobile Inc. [Member]
Reorganization [Line Items]
Incorporation date				Jan. 21, 2013
Ownership				100.00%		0.91%
Number of shareholders who redeem their equity interests | item						2
FL Mobile Inc. [Member] | Best Partners [Member]
Reorganization [Line Items]
Ownership				100.00%
FL Mobile Inc. [Member] | Maximum [Member]
Reorganization [Line Items]
Option to sell equity interests to other third party investors				2.13%
FL Mobile Inc. [Member] | Maximum [Member] | Beijing Jinxin [Member]
Reorganization [Line Items]
Total consideration	$ 626,000	¥ 4,000,000
FL Mobile Inc. [Member] | Bison Mobile Limited [Member]
Reorganization [Line Items]
Ownership				4.94%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member] | Maximum [Member]
Reorganization [Line Items]
Ownership				3.75%